Deferred tax assets and liabilities - Impact on current taxes payable (Details) - USD ($) $ in Billions	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Deferred tax assets	$ 0.6	$ 0.6
Deferred tax liabilities	$ 1.8	$ 1.8